UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN			55474
(Address of principal executive offices)			(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

June 30, 2013

Columbia Variable Portfolio — Marsico International Opportunities Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Marsico International Opportunities Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	15
Approval of Investment Management Services and Subadvisory Agreements	20
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio — Marsico International Opportunities Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Marsico International Opportunities Fund (the Fund) Class 2 shares returned 3.81% for the six months ended June 30, 2013.

>  The Fund underperformed its benchmark, the MSCI EAFE Index (Net), which returned 4.10% for the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 2	03/27/98	3.81	17.17	-1.00	7.73
MSCI EAFE Index (Net)		4.10	18.62	-0.63	7.67

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI EAFE (Europe, Australasia, Far East) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Roche Holding AG, Genusschein Shares (Switzerland)	4.4
Canadian Pacific Railway Ltd. (Canada)	4.3
Liberty Global Plc-series C (United Kingdom)	4.2
UBS AG, Registered Shares (Switzerland)	4.2
Telecity Group PLC (United Kingdom)	3.6
ASML Holding NV (Netherlands)	3.3
Honda Motor Co., Ltd. (Japan)	3.3
Diageo PLC (United Kingdom)	3.1
Nestlé SA, Registered Shares (Switzerland)	3.1
FANUC CORP. (Japan)	3.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2013)
Argentina	1.0
Belgium	2.8
Canada	6.1
France	1.4
Germany	7.4
Hong Kong	2.8
Ireland	2.1
Japan	13.1
Netherlands	5.4
Norway	1.2
Russian Federation	2.2
Singapore	2.0
South Africa	2.3
Switzerland	15.0
Taiwan	2.2
United Kingdom	20.1
United States(a)	12.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Marsico Capital Management, LLC

James Gendelman

Munish Malhotra, CFA

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2013)
Aerospace & Defense	3.0
Airlines	2.1
Auto Components	1.6
Automobiles	5.9
Beverages	5.8
Capital Markets	4.0
Chemicals	1.8
Commercial Banks	4.1
Computers & Peripherals	1.6
Diversified Telecommunication Services	2.2
Electrical Equipment	1.4
Energy Equipment & Services	1.2
Food & Staples Retailing	1.9
Food Products	3.0
Hotels, Restaurants & Leisure	3.0
Insurance	2.8
Internet & Catalog Retail	1.5
Internet Software & Services	6.7
IT Services	5.8
Machinery	3.0
Media	7.2
Multiline Retail	1.0
Pharmaceuticals	5.8
Real Estate Management & Development	2.0
Road & Rail	4.1
Semiconductors & Semiconductor Equipment	5.3
Textiles, Apparel & Luxury Goods	6.4
Trading Companies & Distributors	1.4
Money Market Funds	4.0
Total	99.6

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,038.10	1,018.64	6.00	5.94	1.20

Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.6%

Issuer	Shares	Value ($)
Argentina 1.0%
MercadoLibre, Inc.	13,083	1,409,824
Belgium 2.8%
Anheuser-Busch InBev NV	43,717	3,935,981
Canada 6.1%
Canadian Pacific Railway Ltd.	47,748	5,789,961
Dollarama, Inc.	20,932	1,465,061
IMAX Corp.(a)	51,042	1,268,904
Total		8,523,926
France 1.4%
Schneider Electric SA	26,235	1,905,362
Germany 7.4%
Adidas AG	27,724	2,996,932
Bayerische Motoren Werke AG	44,222	3,859,529
Continental AG	16,669	2,222,129
Wirecard AG	45,792	1,245,998
Total		10,324,588
Hong Kong 2.8%
AIA Group Ltd.	926,200	3,902,081
Ireland 2.1%
Ryanair Holdings PLC, ADR	57,670	2,971,735
Japan 13.0%
FANUC CORP.	29,100	4,211,553
Honda Motor Co., Ltd.	118,500	4,402,208
Marubeni Corp.	286,000	1,911,439
Mizuho Financial Group, Inc.	1,448,200	3,007,467
Rakuten, Inc.	174,300	2,061,095
Seven & I Holdings Co., Ltd.	72,600	2,658,855
Total		18,252,617
Netherlands 5.4%
ASML Holding NV	56,598	4,467,889
Ziggo NV	76,813	3,085,363
Total		7,553,252
Norway 1.2%
Seadrill Ltd.	42,894	1,731,479
Russian Federation 2.2%
Yandex NV, Class A(a)	111,711	3,086,575

Common Stocks (continued)

Issuer	Shares	Value ($)
Singapore 2.0%
Global Logistic Properties Ltd.	1,284,000	2,777,382
South Africa 2.3%
Naspers Ltd., Class N	43,626	3,220,108
Switzerland 15.0%
Nestlé SA, Registered Shares	64,181	4,211,583
Roche Holding AG, Genusschein Shares	23,812	5,910,075
Swatch Group AG (The)	5,023	2,743,759
Syngenta AG	6,309	2,460,250
UBS AG, Registered Shares	331,921	5,633,974
Total		20,959,641
Taiwan 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	164,889	3,020,766
United Kingdom 20.0%
Barclays PLC	641,986	2,734,054
Diageo PLC	147,198	4,221,095
GlaxoSmithKline PLC	89,951	2,248,436
Intercontinental Hotels Group PLC	153,164	4,209,286
Liberty Global PLC, Series C(a)	83,313	5,656,119
Rolls-Royce Holdings PLC	239,197	4,118,586
Telecity Group PLC	315,429	4,860,782
Total		28,048,358
United States 8.8%
Accenture PLC, Class A	46,740	3,363,410
lululemon athletica, Inc.(a)	50,518	3,309,939
Mastercard, Inc., Class A	6,171	3,545,240
Seagate Technology PLC	48,891	2,191,784
Total		12,410,373
Total Common Stocks (Cost: $115,880,680)		134,034,048

Preferred Stocks —%

United Kingdom —%
Rolls-Royce Holdings PLC(a)(b)(c)	23,453,710	35,672
Total Preferred Stocks (Cost: $21,075)		35,672

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Money Market Funds 4.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(d)(e)	5,536,081	5,536,081
Total Money Market Funds (Cost: $5,536,081)		5,536,081

Total Investments (Cost: $121,437,836)	139,605,801
Other Assets & Liabilities, Net	538,738
Net Assets	140,144,539

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2013, the value of these securities amounted to $35,672, which represents 0.03% of net assets.

(c)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2013 was $35,672, representing 0.03% of net assets. Information concerning such security holdings at June 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Rolls-Royce Holdings PLC Preferred Stock	04/24/13	21,076

(d)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,238,245	57,971,624	(53,673,788)	—	5,536,081	3,414	5,536,081

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	11,700,024	25,715,045	—	37,415,069
Consumer Staples	—	15,027,514	—	15,027,514
Energy	—	1,731,479	—	1,731,479
Financials	—	18,054,958	—	18,054,958
Health Care	—	8,158,511	—	8,158,511
Industrials	8,761,697	12,146,940	—	20,908,637
Information Technology	16,617,598	10,574,669	—	27,192,267
Materials	—	2,460,250	—	2,460,250
Telecommunication Services	—	3,085,363	—	3,085,363
Preferred Stocks
Industrials	—	35,672	—	35,672
Total Equity Securities	37,079,319	96,990,401	—	134,069,720
Other
Money Market Funds	5,536,081	—	—	5,536,081
Total Other	5,536,081	—	—	5,536,081
Total	42,615,400	96,990,401	—	139,605,801

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $115,901,755)	$134,069,720
Affiliated issuers (identified cost $5,536,081)	5,536,081
Total investments (identified cost $121,437,836)	139,605,801
Receivable for:
Investments sold	2,626,768
Capital shares sold	23,831
Dividends	57,445
Reclaims	190,377
Expense reimbursement due from Investment Manager	1,432
Total assets	142,505,654
Liabilities
Payable for:
Investments purchased	2,059,438
Capital shares purchased	57,000
Investment management fees	85,973
Distribution and/or service fees	27,207
Transfer agent fees	6,529
Administration fees	8,706
Compensation of board members	67,335
Other expenses	48,927
Total liabilities	2,361,115
Net assets applicable to outstanding capital stock	$140,144,539
Represented by
Paid-in capital	$193,473,393
Undistributed net investment income	165,914
Accumulated net realized loss	(71,653,678)
Unrealized appreciation (depreciation) on:
Investments	18,167,965
Foreign currency translations	(9,055)
Total — representing net assets applicable to outstanding capital stock	$140,144,539
Class 2
Net assets	$140,144,539
Shares outstanding	8,718,979
Net asset value per share	$16.07

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,644,427
Dividends — affiliated issuers	3,414
Interest	1
Foreign taxes withheld	(190,061)
Total income	1,457,781
Expenses:
Investment management fees	573,276
Distribution and/or service fees
Class 2	181,129
Transfer agent fees
Class 2	43,470
Administration fees	70,677
Compensation of board members	13,510
Custodian fees	21,699
Printing and postage fees	24,922
Professional fees	16,516
Other	8,236
Total expenses	953,435
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(83,564)
Total net expenses	869,871
Net investment income	587,910
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	12,980,297
Foreign currency translations	(86,477)
Net realized gain	12,893,820
Net change in unrealized appreciation (depreciation) on:
Investments	(7,649,822)
Foreign currency translations	(4,348)
Net change in unrealized appreciation (depreciation)	(7,654,170)
Net realized and unrealized gain	5,239,650
Net increase in net assets resulting from operations	$5,827,560

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations
Net investment income	$587,910	$1,796,115
Net realized gain	12,893,820	6,280,850
Net change in unrealized appreciation (depreciation)	(7,654,170)	17,398,938
Net increase in net assets resulting from operations	5,827,560	25,475,903
Distributions to shareholders
Net investment income
Class 2	—	(1,427,835)
Total distributions to shareholders	—	(1,427,835)
Increase (decrease) in net assets from capital stock activity	(13,935,160)	(32,393,276)
Total decrease in net assets	(8,107,600)	(8,345,208)
Net assets at beginning of period	148,252,139	156,597,347
Net assets at end of period	$140,144,539	$148,252,139
Undistributed (excess of distributions over) net investment income	$165,914	$(421,996)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2 shares
Subscriptions	125,482	2,018,519	282,614	3,909,812
Distributions reinvested	—	—	93,384	1,427,835
Redemptions	(982,603)	(15,953,679)	(2,581,229)	(37,730,923)
Net decrease	(857,121)	(13,935,160)	(2,205,231)	(32,393,276)
Total net decrease	(857,121)	(13,935,160)	(2,205,231)	(32,393,276)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Financial Highlights

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$15.48		$13.29	$15.98		$14.15		$10.45		$25.23
Income from investment operations:
Net investment income	0.06		0.17	0.03		0.06		0.05		0.17	(a)
Net realized and unrealized gain (loss)	0.53		2.17	(2.60)		1.87		3.88		(10.88)
Total from investment operations	0.59		2.34	(2.57)		1.93		3.93		(10.71)
Less distributions to shareholders:
Net investment income	—		(0.15)	(0.12)		(0.10)		(0.23)		(0.25)
Net realized gains	—		—	—		—		—		(3.82)
Total distributions to shareholders	—		(0.15)	(0.12)		(0.10)		(0.23)		(4.07)
Net asset value, end of period	$16.07		$15.48	$13.29		$15.98		$14.15		$10.45
Total return	3.81%		17.62%	(16.18%)		13.73%		37.95%		(48.49%)
Ratios to average net assets(b)
Total gross expenses	1.32	%(c)	1.44%	1.51%		1.47%		1.44%		1.39%
Total net expenses(d)	1.20	%(c)	1.30%	1.45	%(e)	1.45	%(e)	1.44	%(e)	1.39	%(e)
Net investment income	0.81	%(c)	1.16%	0.20%		0.39%		0.42%		0.98%
Supplemental data
Net assets, end of period (in thousands)	$140,145		$148,252	$156,597		$223,100		$235,127		$198,529
Portfolio turnover	72%		74%	95%		112%		113%		132%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.07 per share.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Marsico International Opportunities Fund (the Fund), a series of Columbia Funds Variable Insurance Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax.

Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts (variable subaccounts or variable accounts) are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional Class 2 shares of the Fund at the next calculated net asset value after the distribution is paid.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. Effective January 23, 2013, the investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.62% as the Fund's net assets increase. Prior to January 23, 2013, the investment management fee was equal to 0.80% of the Fund's average daily net assets. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 0.79% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to subadvise the assets of the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. Effective January 23, 2013, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. Prior to January 23, 2013, the administration fee was equal to 0.22% of the Fund's average daily net assets. The annualized effective administration fee rate for the six months ended June 30, 2013 was 0.10% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2013, other expenses paid to this company were $924.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the Fund's average daily net assets:

May 1, 2013 through April 30, 2014	Prior to May 1, 2013
1.18%	1.21%

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes),

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2013, the cost of investments for federal income tax purposes was approximately $121,438,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$18,746,000
Unrealized depreciation	(735,000)
Net unrealized appreciation	$18,011,000

The following capital loss carryforward, determined as of December 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2016	$34,981,242
2017	48,193,080
Total	$83,174,322

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $101,638,337 and $117,249,711, respectively, for the six months ended June 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2013, two unaffiliated shareholder accounts owned an aggregate of 51.2% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Affiliated shareholder accounts owned 32.8% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

Note 9. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
19

Columbia Variable Portfolio — Marsico International Opportunities Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Marsico International Opportunities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Board took into account its comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Board also recalled the information the CIO provided it identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Board also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, which is unaffiliated with the Investment Manager, the Board concluded that the services being performed under the Subadvisory Agreement were of an acceptable quality, subject to Columbia Management's ongoing heightened scrutiny of the Subadviser's organization and performance.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment. Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser. The Board took into account management's view that the Fund's relative underperformance reflected the interrelationship of market conditions with the particular investment strategies employed by the Marsico team. The Board observed that management was exploring ways in which to improve the performance of the Fund and that the Subadviser was subject to Columbia Management's ongoing heightened scrutiny of its performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including,

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that: (i) the Funds' standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds' expense cap philosophy of assuring that each Fund's total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

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Semiannual Report 2013
24

Columbia Variable Portfolio — Marsico International Opportunities Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
25

Columbia Variable Portfolio — Marsico International Opportunities Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1665 D (8/13)

Semiannual Report

June 30, 2013

Columbia Variable Portfolio — Marsico Growth Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Marsico Growth Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Approval of Investment Management Services and Subadvisory Agreements	21
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio — Marsico Growth Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Marsico Growth Fund (the Fund) Class 1 shares returned 13.70% for the six months ended June 30, 2013.

>  The Fund slightly underperformed its benchmark, the S&P 500 Index, which returned 13.82% for the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	03/27/98	13.70	17.58	5.71	7.27
Class 2*	10/02/06	13.53	17.22	5.45	7.00
S&P 500 Index		13.82	20.60	7.01	7.30

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Variable Portfolio — Marsico Growth Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Gilead Sciences, Inc.	5.5
Biogen Idec, Inc.	5.1
Google, Inc., Class A	3.9
Citigroup, Inc.	3.5
Monsanto Co.	3.5
American International Group, Inc.	3.3
Visa, Inc., Class A	3.2
Union Pacific Corp.	3.2
Precision Castparts Corp.	2.9
Anheuser-Busch InBev NV, ADR	2.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	95.3
Consumer Discretionary	26.9
Consumer Staples	4.4
Energy	3.3
Financials	12.2
Health Care	14.1
Industrials	14.6
Information Technology	15.1
Materials	4.7
Money Market Funds	4.7
Preferred Stocks	0.0	(a)
Industrials	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Portfolio Management

Marsico Capital Management, LLC

Thomas Marsico

Coralie Witter, CFA

Semiannual Report 2013
3

Columbia Variable Portfolio — Marsico Growth Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,137.00	1,020.65	4.14	3.91	0.79
Class 2	1,000.00	1,000.00	1,135.30	1,019.42	5.45	5.15	1.04

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Variable Portfolio — Marsico Growth Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.9%

Issuer	Shares	Value ($)
Consumer Discretionary 27.1%
Hotels, Restaurants & Leisure 6.9%
Chipotle Mexican Grill, Inc.(a)	6,238	2,272,815
Starbucks Corp.	85,603	5,606,141
Starwood Hotels & Resorts Worldwide, Inc.	81,930	5,177,157
Wynn Resorts Ltd.	47,487	6,078,336
Total		19,134,449
Internet & Catalog Retail 3.3%
Amazon.com, Inc.(a)	11,245	3,122,624
priceline.com, Inc.(a)	7,432	6,147,230
Total		9,269,854
Media 6.5%
CBS Corp., Class B Non Voting	141,001	6,890,719
Comcast Corp., Class A	71,435	2,991,698
Liberty Global Plc-a(a)	55,584	4,117,663
Walt Disney Co. (The)	66,017	4,168,973
Total		18,169,053
Specialty Retail 6.4%
AutoZone, Inc.(a)	12,212	5,174,102
Home Depot, Inc. (The)	83,906	6,500,198
TJX Companies, Inc.	126,471	6,331,138
Total		18,005,438
Textiles, Apparel & Luxury Goods 4.0%
lululemon athletica, Inc.(a)	85,800	5,621,616
Nike, Inc., Class B	88,880	5,659,878
Total		11,281,494
Total Consumer Discretionary		75,860,288
Consumer Staples 4.4%
Beverages 2.8%
Anheuser-Busch InBev NV, ADR	86,472	7,804,963
Food Products 1.6%
Green Mountain Coffee Roasters, Inc.(a)	24,749	1,857,660
Mondelez International, Inc., Class A	97,378	2,778,194
Total		4,635,854
Total Consumer Staples		12,440,817

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 3.3%
Energy Equipment & Services 1.8%
Schlumberger Ltd.	70,170	5,028,382
Oil, Gas & Consumable Fuels 1.5%
Kinder Morgan, Inc.	111,917	4,269,634
Total Energy		9,298,016
Financials 12.3%
Commercial Banks 2.5%
Wells Fargo & Co.	168,171	6,940,417
Consumer Finance 1.0%
American Express Co.	39,238	2,933,433
Diversified Financial Services 4.6%
Citigroup, Inc.	197,803	9,488,610
Moody's Corp.	55,218	3,364,433
Total		12,853,043
Insurance 3.2%
American International Group, Inc.(a)	197,322	8,820,293
Real Estate Investment Trusts (REITs) 1.0%
American Tower Corp.	39,265	2,873,020
Total Financials		34,420,206
Health Care 14.2%
Biotechnology 10.2%
Biogen Idec, Inc.(a)	64,028	13,778,825
Gilead Sciences, Inc.(a)	286,423	14,667,722
Total		28,446,547
Pharmaceuticals 4.0%
Bristol-Myers Squibb Co.	122,577	5,477,966
Roche Holding AG, Genusschein Shares	23,515	5,836,361
Total		11,314,327
Total Health Care		39,760,874
Industrials 14.7%
Aerospace & Defense 4.8%
Lockheed Martin Corp.	10,060	1,091,108
Precision Castparts Corp.	34,927	7,893,851
Rolls-Royce Holdings PLC	263,835	4,542,813
Total		13,527,772

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Variable Portfolio — Marsico Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Machinery 1.5%
Pentair Ltd.	73,076	4,215,754
Road & Rail 6.2%
Canadian Pacific Railway Ltd.	51,898	6,299,379
CSX Corp.	103,675	2,404,223
Union Pacific Corp.	55,912	8,626,104
Total		17,329,706
Trading Companies & Distributors 2.2%
United Rentals, Inc.(a)	55,855	2,787,723
WW Grainger, Inc.	12,723	3,208,486
Total		5,996,209
Total Industrials		41,069,441
Information Technology 15.1%
Internet Software & Services 7.0%
eBay, Inc.(a)	138,167	7,145,997
Google, Inc., Class A(a)	11,828	10,413,017
Yahoo!, Inc.(a)	82,573	2,073,408
Total		19,632,422
IT Services 6.1%
Accenture PLC, Class A	97,958	7,049,058
FleetCor Technologies, Inc.(a)	17,442	1,418,035
Visa, Inc., Class A	47,458	8,672,949
Total		17,140,042
Semiconductors & Semiconductor Equipment 2.0%
ASML Holding NV	52,732	4,171,101
Texas Instruments, Inc.	40,838	1,424,021
Total		5,595,122
Total Information Technology		42,367,586

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 4.8%
Chemicals 4.8%
Monsanto Co.	94,431	9,329,783
Sherwin-Williams Co. (The)	22,941	4,051,381
Total		13,381,164
Total Materials		13,381,164
Total Common Stocks (Cost: $204,676,090)		268,598,392

Preferred Stocks —%

Industrials —%
Aerospace & Defense —%
Rolls-Royce Holdings PLC(a)(b)	22,870,134	34,784
Total Industrials		34,784
Total Preferred Stocks (Cost: $28,844)		34,784

Money Market Funds 4.7%

Columbia Short-Term Cash Fund, 0.106%(c)(d)	13,253,735	13,253,735
Total Money Market Funds (Cost: $13,253,735)		13,253,735
Total Investments (Cost: $217,958,669)		281,886,911
Other Assets & Liabilities, Net		(1,600,701)
Net Assets		280,286,210

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2013, the value of these securities amounted to $34,784, which represents 0.01% of net assets.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Variable Portfolio — Marsico Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	19,508,681	75,399,324	(81,654,270)	13,253,735	5,503	13,253,735

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Variable Portfolio — Marsico Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	75,860,288	—	—	75,860,288
Consumer Staples	12,440,817	—	—	12,440,817
Energy	9,298,016	—	—	9,298,016
Financials	34,420,206	—	—	34,420,206
Health Care	33,924,513	5,836,361	—	39,760,874
Industrials	36,526,628	4,542,813	—	41,069,441
Information Technology	42,367,586	—	—	42,367,586
Materials	13,381,164	—	—	13,381,164
Preferred Stocks
Industrials	—	34,784	—	34,784
Total Equity Securities	258,219,218	10,413,958	—	268,633,176
Other
Money Market Funds	13,253,735	—	—	13,253,735
Total Other	13,253,735	—	—	13,253,735
Total	271,472,953	10,413,958	—	281,886,911

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Variable Portfolio — Marsico Growth Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $204,704,934)	$268,633,176
Affiliated issuers (identified cost $13,253,735)	13,253,735
Total investments (identified cost $217,958,669)	281,886,911
Receivable for:
Investments sold	3,219,044
Capital shares sold	107,408
Dividends	136,981
Reclaims	1,531
Expense reimbursement due from Investment Manager	8,445
Total assets	285,360,320
Liabilities
Payable for:
Investments purchased	4,460,316
Capital shares purchased	295,339
Investment management fees	155,270
Distribution and/or service fees	6,344
Transfer agent fees	13,121
Administration fees	13,121
Compensation of board members	87,002
Other expenses	43,597
Total liabilities	5,074,110
Net assets applicable to outstanding capital stock	$280,286,210
Represented by
Paid-in capital	$201,492,030
Undistributed net investment income	545,818
Accumulated net realized gain	14,320,120
Unrealized appreciation (depreciation) on:
Investments	63,928,242
Total — representing net assets applicable to outstanding capital stock	$280,286,210

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Variable Portfolio — Marsico Growth Fund

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

Class 1
Net assets	$247,525,727
Shares outstanding	9,812,490
Net asset value per share	$25.23
Class 2
Net assets	$32,760,483
Shares outstanding	1,300,804
Net asset value per share	$25.18

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Variable Portfolio — Marsico Growth Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,630,383
Dividends — affiliated issuers	5,503
Foreign taxes withheld	(56,691)
Total income	1,579,195
Expenses:
Investment management fees	1,002,277
Distribution and/or service fees
Class 2	40,611
Transfer agent fees
Class 1	74,523
Class 2	9,747
Administration fees	112,998
Compensation of board members	17,030
Custodian fees	6,084
Printing and postage fees	27,678
Professional fees	12,975
Other	10,378
Total expenses	1,314,301
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(163,687)
Total net expenses	1,150,614
Net investment income	428,581
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	26,176,345
Foreign currency translations	3,124
Net realized gain	26,179,469
Net change in unrealized appreciation (depreciation) on:
Investments	9,903,330
Foreign currency translations	(175)
Net change in unrealized appreciation (depreciation)	9,903,155
Net realized and unrealized gain	36,082,624
Net increase in net assets resulting from operations	$36,511,205

The accompanying Notes to Financial Statements are an integral part of this statement.

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11

Columbia Variable Portfolio — Marsico Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations
Net investment income	$428,581	$1,904,174
Net realized gain	26,179,469	46,020,715
Net change in unrealized appreciation (depreciation)	9,903,155	(11,639,862)
Net increase in net assets resulting from operations	36,511,205	36,285,027
Distributions to shareholders
Net investment income
Class 1	—	(1,814,085)
Class 2	—	(160,937)
Total distributions to shareholders	—	(1,975,022)
Increase (decrease) in net assets from capital stock activity	(31,015,704)	(62,757,940)
Total increase (decrease) in net assets	5,495,501	(28,447,935)
Net assets at beginning of period	274,790,709	303,238,644
Net assets at end of period	$280,286,210	$274,790,709
Undistributed net investment income	$545,818	$117,237

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	30,451	741,547	153,087	3,380,800
Distributions reinvested	—	—	83,275	1,814,085
Redemptions	(1,173,753)	(28,656,358)	(2,911,332)	(64,380,065)
Net decrease	(1,143,302)	(27,914,811)	(2,674,970)	(59,185,180)
Class 2 shares
Subscriptions	103,090	2,571,216	217,819	4,826,743
Distributions reinvested	—	—	7,388	160,937
Redemptions	(231,847)	(5,672,109)	(385,449)	(8,560,440)
Net decrease	(128,757)	(3,100,893)	(160,242)	(3,572,760)
Total net decrease	(1,272,059)	(31,015,704)	(2,835,212)	(62,757,940)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Variable Portfolio — Marsico Growth Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$22.19		$19.92	$20.53		$16.91		$13.45		$22.28
Income from investment operations:
Net investment income	0.04		0.14	0.07		0.01		0.08		0.09
Net realized and unrealized gain (loss)	3.00		2.29	(0.61)		3.63	(a)	3.49		(8.86)
Total from investment operations	3.04		2.43	(0.54)		3.64		3.57		(8.77)
Less distributions to shareholders:
Net investment income	—		(0.16)	(0.07)		(0.02)		(0.11)		(0.06)
Total distributions to shareholders	—		(0.16)	(0.07)		(0.02)		(0.11)		(0.06)
Net asset value, end of period	$25.23		$22.19	$19.92		$20.53		$16.91		$13.45
Total return	13.70%		12.24%	(2.64%)		21.55%		26.66%		(39.45%)
Ratios to average net assets(b)(c)
Total gross expenses	0.91	%(d)	1.08%	1.10	%(e)	0.96	%(e)	0.93%		0.96%
Total net expenses(f)	0.79	%(d)	0.83%	0.96	%(e)(g)	0.96	%(e)(g)(h)	0.93	%(g)	0.95	%(g)
Net investment income	0.33	%(d)	0.66%	0.35%		0.06%		0.52%		0.50%
Supplemental data
Net assets, end of period (in thousands)	$247,526		$243,084	$271,574		$345,175		$2,188,367		$1,260,278
Portfolio turnover	60%		74%	68%		88%		62%		70%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  The Investment Manager reimbursed interest expense which had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico Growth Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$22.18		$19.92	$20.52		$16.93		$13.43		$22.24
Income from investment operations:
Net investment income (loss)	0.01		0.09	0.03		(0.03)		0.04		0.05
Net realized and unrealized gain (loss)	2.99		2.28	(0.61)		3.63	(a)	3.49		(8.85)
Total from investment operations	3.00		2.37	(0.58)		3.60		3.53		(8.80)
Less distributions to shareholders:
Net investment income	—		(0.11)	(0.02)		(0.01)		(0.03)		(0.01)
Total distributions to shareholders	—		(0.11)	(0.02)		(0.01)		(0.03)		(0.01)
Net asset value, end of period	$25.18		$22.18	$19.92		$20.52		$16.93		$13.43
Total return	13.53%		11.91%	(2.83%)		21.26%		26.32%		(39.59%)
Ratios to average net assets(b)(c)
Total gross expenses	1.16	%(d)	1.33%	1.35	%(e)	1.21	%(e)	1.18%		1.21%
Total net expenses(f)	1.04	%(d)	1.08%	1.20	%(e)(g)	1.21	%(e)(g)(h)	1.18	%(g)	1.20	%(g)
Net investment income (loss)	0.08	%(d)	0.41%	0.14%		(0.16%)		0.27%		0.26%
Supplemental data
Net assets, end of period (in thousands)	$32,760		$31,706	$31,665		$30,444		$24,380		$11,726
Portfolio turnover	60%		74%	68%		88%		62%		70%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  The Investment Manager reimbursed interest expense which had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Variable Portfolio — Marsico Growth Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Marsico Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains

Semiannual Report 2013
16

Columbia Variable Portfolio — Marsico Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

(losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains

(losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts (variable subaccounts or variable accounts) are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the next calculated net asset value after the distribution is paid.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any

Semiannual Report 2013
17

Columbia Variable Portfolio — Marsico Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. Effective January 23, 2013, the investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. Prior to January 23, 2013, the investment management fee was equal to a percentage of the Fund's average daily net assets that declined from 0.74% to 0.55% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 0.71% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to subadvise the assets of the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. Effective January 23, 2013, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. Prior to January 23, 2013, the administration fee was equal to 0.23% of the Fund's average daily net assets. The annualized effective administration fee rate for the six months ended June 30, 2013 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2013, other expenses paid to this company were $1,123.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating

Semiannual Report 2013
18

Columbia Variable Portfolio — Marsico Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through April 30, 2014
Class 1	0.79%
Class 2	1.04

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2013, the cost of investments for federal income tax purposes was approximately $217,959,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$66,272,000
Unrealized depreciation	(2,344,000)
Net unrealized appreciation	$63,928,000

The following capital loss carryforward, determined as of December 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$9,437,028

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $163,145,026 and $186,585,474, respectively, for the six months ended June 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2013, two unaffiliated shareholder accounts owned an aggregate of 21.8% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Affiliated shareholder accounts owned 61.1% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Semiannual Report 2013
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Columbia Variable Portfolio — Marsico Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

The Fund had no borrowings during the six months ended June 30, 2013.

Note 9. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Consumer Discretionary Risk

The Fund's portfolio managers may invest significantly in issuers operating in the consumer discretionary sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
20

Columbia Variable Portfolio — Marsico Growth Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Marsico Growth Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Board took into account its comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Board also recalled the information the CIO provided it identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Board also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

Semiannual Report 2013
21

Columbia Variable Portfolio — Marsico Growth Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, which is unaffiliated with the Investment Manager, the Board concluded that the services being performed under the Subadvisory Agreement were of an acceptable quality, subject to Columbia Management's ongoing heightened scrutiny of the Subadviser's organization and performance.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund's performance was appropriate in light of the particular management style involved and the particular market environment. Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser. The Board took into account management's view that the Fund's relative underperformance reflected the interrelationship of market conditions with the particular investment strategies employed by the Marsico team. The Board observed that the Subadviser was subject to Columbia Management's ongoing heightened scrutiny of its performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the

Semiannual Report 2013
22

Columbia Variable Portfolio — Marsico Growth Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that: (i) the Funds' standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds' expense cap philosophy of assuring that each Fund's total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2013
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Semiannual Report 2013
24

Columbia Variable Portfolio — Marsico Growth Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
25

Columbia Variable Portfolio — Marsico Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1550 D (8/13)

Semiannual Report

June 30, 2013

Columbia Variable Portfolio — Marsico Focused
Equities Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Marsico Focused Equities Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Approval of Investment Management Services and Subadvisory Agreements	21
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio — Marsico Focused Equities Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Marsico Focused Equities Fund (the Fund) Class 1 shares returned 16.10% for the six months ended June 30, 2013.

>  The Fund outperformed its benchmark, the S&P 500 Index, which returned 13.82% for the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	03/27/98	16.10	18.04	5.77	7.15
Class 2*	10/02/06	15.98	17.77	5.51	6.88
S&P 500 Index		13.82	20.60	7.01	7.30

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Variable Portfolio — Marsico Focused Equities Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Biogen Idec, Inc.	5.8
Gilead Sciences, Inc.	5.5
Visa, Inc., Class A	4.9
Google, Inc., Class A	4.8
Home Depot, Inc. (The)	4.1
American International Group, Inc.	4.0
Citigroup, Inc.	3.9
Kinder Morgan, Inc.	3.9
Monsanto Co.	3.8
Precision Castparts Corp.	3.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	99.9
Consumer Discretionary	25.9
Consumer Staples	7.0
Energy	5.3
Financials	17.1
Health Care	15.9
Industrials	9.3
Information Technology	15.6
Materials	3.8
Money Market Funds	0.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Marsico Capital Management, LLC

Thomas Marsico

Coralie Witter, CFA

Semiannual Report 2013
3

Columbia Variable Portfolio — Marsico Focused Equities Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,161.00	1,020.65	4.19	3.91	0.79
Class 2	1,000.00	1,000.00	1,159.80	1,019.42	5.51	5.15	1.04

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Variable Portfolio — Marsico Focused Equities Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.9%

Issuer	Shares	Value ($)
Consumer Discretionary 25.8%
Hotels, Restaurants & Leisure 8.2%
Chipotle Mexican Grill, Inc.(a)	3,971	1,446,834
Starbucks Corp.	24,689	1,616,883
Starwood Hotels & Resorts Worldwide, Inc.	1,181	74,627
Wynn Resorts Ltd.	16,693	2,136,704
Total		5,275,048
Media 4.2%
Comcast Corp., Class A	33,564	1,405,660
Walt Disney Co. (The)	20,327	1,283,650
Total		2,689,310
Specialty Retail 10.2%
AutoZone, Inc.(a)	4,228	1,791,362
Home Depot, Inc. (The)	33,755	2,615,000
TJX Companies, Inc.	43,371	2,171,152
Total		6,577,514
Textiles, Apparel & Luxury Goods 3.2%
Nike, Inc., Class B	32,755	2,085,838
Total Consumer Discretionary		16,627,710
Consumer Staples 7.0%
Beverages 3.2%
Anheuser-Busch InBev NV, ADR	23,257	2,099,177
Food & Staples Retailing 3.1%
Wal-Mart Stores, Inc.	26,712	1,989,777
Food Products 0.7%
Green Mountain Coffee Roasters, Inc.(a)	5,732	430,244
Total Consumer Staples		4,519,198
Energy 5.4%
Energy Equipment & Services 1.5%
Schlumberger Ltd.	13,161	943,117
Oil, Gas & Consumable Fuels 3.9%
Kinder Morgan, Inc.	65,476	2,497,910
Total Energy		3,441,027
Financials 17.0%
Commercial Banks 3.4%
Wells Fargo & Co.	52,864	2,181,697
Consumer Finance 3.2%
American Express Co.	27,888	2,084,907

Common Stocks (continued)

Issuer	Shares	Value ($)
Diversified Financial Services 5.4%
Citigroup, Inc.	52,301	2,508,879
Moody's Corp.	16,000	974,880
Total		3,483,759
Insurance 4.0%
American International Group, Inc.(a)	57,064	2,550,761
Real Estate Investment Trusts (REITs) 1.0%
American Tower Corp.	9,186	672,139
Total Financials		10,973,263
Health Care 15.9%
Biotechnology 11.3%
Biogen Idec, Inc.(a)	17,347	3,733,075
Gilead Sciences, Inc.(a)	69,397	3,553,820
Total		7,286,895
Pharmaceuticals 4.6%
Bristol-Myers Squibb Co.	42,522	1,900,308
Roche Holding AG, Genusschein Shares	4,244	1,053,349
Total		2,953,657
Total Health Care		10,240,552
Industrials 9.3%
Aerospace & Defense 3.7%
Precision Castparts Corp.	10,698	2,417,855
Road & Rail 5.6%
Canadian Pacific Railway Ltd.	15,179	1,842,427
Union Pacific Corp.	11,346	1,750,461
Total		3,592,888
Total Industrials		6,010,743
Information Technology 15.7%
Internet Software & Services 7.9%
eBay, Inc.(a)	38,518	1,992,151
Google, Inc., Class A(a)	3,498	3,079,534
Total		5,071,685
IT Services 7.8%
Accenture PLC, Class A	25,646	1,845,486
Visa, Inc., Class A	17,278	3,157,555
Total		5,003,041
Total Information Technology		10,074,726

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Variable Portfolio — Marsico Focused Equities Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 3.8%
Chemicals 3.8%
Monsanto Co.	24,869	2,457,057
Total Materials		2,457,057
Total Common Stocks (Cost: $46,933,580)		64,344,276

Money Market Funds 0.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(b)(c)	74,739	74,739
Total Money Market Funds (Cost: $74,739)		74,739
Total Investments (Cost: $47,008,319)		64,419,015
Other Assets & Liabilities, Net		(2,320)
Net Assets		64,416,695

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,692,545	13,334,861	(16,952,667)	74,739	1,326	74,739

Abbreviation Legend

ADR American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Variable Portfolio — Marsico Focused Equities Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico Focused Equities Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	16,627,710	—	—	16,627,710
Consumer Staples	4,519,198	—	—	4,519,198
Energy	3,441,027	—	—	3,441,027
Financials	10,973,263	—	—	10,973,263
Health Care	9,187,202	1,053,350	—	10,240,552
Industrials	6,010,743	—	—	6,010,743
Information Technology	10,074,726	—	—	10,074,726
Materials	2,457,057	—	—	2,457,057
Total Equity Securities	63,290,926	1,053,350	—	64,344,276
Other
Money Market Funds	74,739	—	—	74,739
Total Other	74,739	—	—	74,739
Total	63,365,665	1,053,350	—	64,419,015

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico Focused Equities Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $46,933,580)	$64,344,276
Affiliated issuers (identified cost $74,739)	74,739
Total investments (identified cost $47,008,319)	64,419,015
Receivable for:
Investments sold	818,164
Dividends	25,637
Reclaims	531
Expense reimbursement due from Investment Manager	8,488
Total assets	65,271,835
Liabilities
Payable for:
Investments purchased	397,405
Capital shares purchased	331,236
Investment management fees	35,906
Distribution and/or service fees	3
Transfer agent fees	3,034
Administration fees	3,034
Compensation of board members	65,812
Other expenses	18,710
Total liabilities	855,140
Net assets applicable to outstanding capital stock	$64,416,695
Represented by
Paid-in capital	$34,333,885
Undistributed net investment income	407,409
Accumulated net realized gain	12,264,672
Unrealized appreciation (depreciation) on:
Investments	17,410,696
Foreign currency translations	33
Total — representing net assets applicable to outstanding capital stock	$64,416,695

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico Focused Equities Fund

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

Class 1
Net assets	$64,403,501
Shares outstanding	3,357,065
Net asset value per share	$19.18
Class 2
Net assets	$13,194
Shares outstanding	691
Net asset value per share	$19.09

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico Focused Equities Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$454,064
Dividends — affiliated issuers	1,326
Foreign taxes withheld	(8,538)
Total income	446,852
Expenses:
Investment management fees	230,442
Distribution and/or service fees
Class 2	15
Transfer agent fees
Class 1	19,372
Class 2	4
Administration fees	25,928
Compensation of board members	12,486
Custodian fees	2,717
Printing and postage fees	13,241
Professional fees	12,001
Other	4,764
Total expenses	320,970
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(65,736)
Total net expenses	255,234
Net investment income	191,618
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	2,705,132
Foreign currency translations	(676)
Net realized gain	2,704,456
Net change in unrealized appreciation (depreciation) on:
Investments	6,911,562
Foreign currency translations	33
Net change in unrealized appreciation (depreciation)	6,911,595
Net realized and unrealized gain	9,616,051
Net increase in net assets resulting from operations	$9,807,669

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico Focused Equities Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations
Net investment income	$191,618	$273,729
Net realized gain	2,704,456	9,863,271
Net change in unrealized appreciation (depreciation)	6,911,595	(2,038,054)
Net increase in net assets resulting from operations	9,807,669	8,098,946
Distributions to shareholders
Net investment income
Class 1	—	(249,775)
Class 2	—	(17)
Net realized gains
Class 1	—	(6,727,867)
Class 2	—	(1,136)
Total distributions to shareholders	—	(6,978,795)
Increase (decrease) in net assets from capital stock activity	(8,069,622)	(6,788,936)
Total increase (decrease) in net assets	1,738,047	(5,668,785)
Net assets at beginning of period	62,678,648	68,347,433
Net assets at end of period	$64,416,695	$62,678,648
Undistributed net investment income	$407,409	$215,791

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico Focused Equities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	18,870	351,103	88,848	1,566,726
Distributions reinvested	—	—	431,518	6,977,642
Redemptions	(456,346)	(8,420,725)	(872,805)	(15,334,457)
Net decrease	(437,476)	(8,069,622)	(352,439)	(6,790,089)
Class 2 shares
Distributions reinvested	—	—	72	1,153
Net increase	—	—	72	1,153
Total net decrease	(437,476)	(8,069,622)	(352,367)	(6,788,936)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico Focused Equities Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$16.52		$16.48	$16.99		$14.38		$11.25		$22.87
Income from investment operations:
Net investment income	0.05		0.07	0.05		0.06		0.05		0.07
Net realized and unrealized gain (loss)	2.61		1.87	(0.49)		2.62		3.16		(8.58)
Total from investment operations	2.66		1.94	(0.44)		2.68		3.21		(8.51)
Less distributions to shareholders:
Net investment income	—		(0.07)	(0.07)		(0.07)		(0.08)		(0.02)
Net realized gains	—		(1.83)	—		—		—		(3.09)
Total distributions to shareholders	—		(1.90)	(0.07)		(0.07)		(0.08)		(3.11)
Net asset value, end of period	$19.18		$16.52	$16.48		$16.99		$14.38		$11.25
Total return	16.10%		12.04%	(2.61%)		18.72%		28.67%		(41.30%)
Ratios to average net assets(a)
Total gross expenses	0.99	%(b)	1.12%	1.21%		1.18%		1.18%		1.10%
Total net expenses(c)	0.79	%(b)	0.88%	1.05	%(d)	1.05	%(d)	1.10	%(d)	1.09	%(d)
Net investment income	0.59	%(b)	0.40%	0.27%		0.39%		0.44%		0.41%
Supplemental data
Net assets, end of period (in thousands)	$64,404		$62,667	$68,337		$89,915		$95,015		$92,121
Portfolio turnover	39%		63%	90%		78%		72%		78%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico Focused Equities Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$16.46		$16.43	$16.94		$14.34		$11.20		$22.83
Income from investment operations:
Net investment income	0.03		0.03	0.01		0.02		0.02		0.03
Net realized and unrealized gain (loss)	2.60		1.86	(0.48)		2.62		3.16		(8.57)
Total from investment operations	2.63		1.89	(0.47)		2.64		3.18		(8.54)
Less distributions to shareholders:
Net investment income	—		(0.03)	(0.04)		(0.04)		(0.04)		—
Net realized gains	—		(1.83)	—		—		—		(3.09)
Total distributions to shareholders	—		(1.86)	(0.04)		(0.04)		(0.04)		(3.09)
Net asset value, end of period	$19.09		$16.46	$16.43		$16.94		$14.34		$11.20
Total return	15.98%		11.75%	(2.82%)		18.44%		28.42%		(41.49%)
Ratios to average net assets(a)
Total gross expenses	1.24	%(b)	1.37%	1.45%		1.43%		1.43%		1.35%
Total net expenses(c)	1.04	%(b)	1.13%	1.29	%(d)	1.30	%(d)	1.35	%(d)	1.34	%(d)
Net investment income	0.33	%(b)	0.15%	0.06%		0.17%		0.19%		0.15%
Supplemental data
Net assets, end of period (in thousands)	$13		$11	$10		$10		$9		$7
Portfolio turnover	39%		63%	90%		78%		72%		78%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico Focused Equities Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Marsico Focused Equities Fund (the Fund), a series of Columbia Funds Variable Insurance Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the

NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains

Semiannual Report 2013
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Columbia Variable Portfolio — Marsico Focused Equities Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

(losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts (variable subaccounts or variable accounts) are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the next calculated net asset value after the distribution is paid.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified

Semiannual Report 2013
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Columbia Variable Portfolio — Marsico Focused Equities Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. Effective January 23, 2013, the investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. Prior to January 23, 2013, the investment management fee was equal to a percentage of the Fund's average daily net assets that declined from 0.74% to 0.55% as the Fund's net assets increased. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 0.71% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to subadvise the assets of the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. Effective January 23, 2013, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. Prior to January 23, 2013, the administration fee was equal to 0.23% of the Fund's average daily net assets. The annualized effective administration fee rate for the six months ended June 30, 2013 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2013, other expenses paid to this company were $803.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses

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Columbia Variable Portfolio — Marsico Focused Equities Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

(excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through April 30, 2014
Class 1	0.79%
Class 2	1.04

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2013, the cost of investments for federal income tax purposes was approximately $47,008,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$17,695,000
Unrealized depreciation	(284,000)
Net unrealized appreciation	$17,411,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $24,535,863 and $28,584,166, respectively, for the six months ended June 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2013, two unaffiliated shareholder accounts owned an aggregate of 92.9% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

Note 9. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified

Semiannual Report 2013
19

Columbia Variable Portfolio — Marsico Focused Equities Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Consumer Discretionary Risk

The Fund's portfolio managers may invest significantly in issuers operating in the consumer discretionary sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
20

Columbia Variable Portfolio — Marsico Focused Equities Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Marsico Focused Equities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Board took into account its comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Board also recalled the information the CIO provided it identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The

Semiannual Report 2013
21

Columbia Variable Portfolio — Marsico Focused Equities Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Board also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, which is unaffiliated with the Investment Manager, the Board concluded that the services being performed under the Subadvisory Agreement were of an acceptable quality, subject to Columbia Management's ongoing heightened scrutiny of the Subadviser's organization and performance.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund's underperformance for certain periods, noting that appropriate steps (such as changes to management teams) had been taken to help improve the Fund's performance.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser. The Board took into account management's view that the Fund's relative underperformance reflected the interrelationship of market conditions with the particular investment strategies employed by the Marsico team. The Board observed that the Subadviser was subject to Columbia Management's ongoing heightened scrutiny of its performance.

Semiannual Report 2013
22

Columbia Variable Portfolio — Marsico Focused Equities Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that (i) the Funds' standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds' expense cap philosophy of assuring that each Fund's total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2013
23

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Semiannual Report 2013
24

Columbia Variable Portfolio — Marsico Focused Equities Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
25

Columbia Variable Portfolio — Marsico Focused Equities Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1545 D (8/13)

Semiannual Report

June 30, 2013

Columbia Variable Portfolio — Marsico 21st Century Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Marsico 21st Century Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Approval of Investment Management Services and Subadvisory Agreements	21
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio — Marsico 21st Century Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Marsico 21st Century Fund (the Fund) Class 1 shares returned 15.20% for the six months ended June 30, 2013.

>  The Fund outperformed its benchmark, the Russell 3000 Index, which returned 14.06% for the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	03/27/98	15.20	18.92	2.67	8.25
Class 2*	10/02/06	15.06	18.71	2.41	7.96
Russell 3000 Index		14.06	21.46	7.25	7.81

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Columbia Variable Portfolio — Marsico 21st Century Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Gilead Sciences, Inc.	4.4
Biogen Idec, Inc.	4.4
Monsanto Co.	3.5
Walt Disney Co. (The)	3.4
Google, Inc., Class A	3.4
Citigroup, Inc.	3.3
Precision Castparts Corp.	3.2
Genesee & Wyoming, Inc., Class A	2.9
Mastercard, Inc., Class A	2.9
Tractor Supply Co.	2.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	99.8
Consumer Discretionary	25.6
Consumer Staples	8.8
Energy	2.3
Financials	9.4
Health Care	11.9
Industrials	20.6
Information Technology	14.5
Materials	6.7
Money Market Funds	0.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Marsico Capital Management, LLC

Brandon Geisler

Semiannual Report 2013

Columbia Variable Portfolio — Marsico 21st Century Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,152.00	1,020.50	4.33	4.06	0.82
Class 2	1,000.00	1,000.00	1,150.60	1,019.27	5.64	5.30	1.07

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013

Columbia Variable Portfolio — Marsico 21st Century Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 100.0%

Issuer	Shares	Value ($)
Consumer Discretionary 25.6%
Automobiles 1.2%
Tesla Motors, Inc.(a)	13,962	1,499,938
Distributors 1.4%
LKQ Corp.(a)	66,438	1,710,778
Hotels, Restaurants & Leisure 5.8%
Chipotle Mexican Grill, Inc.(a)	5,496	2,002,468
Dunkin' Brands Group, Inc.	54,298	2,325,040
Wynn Resorts Ltd.	21,317	2,728,576
Total		7,056,084
Internet & Catalog Retail 1.5%
Expedia, Inc.	31,346	1,885,462
Media 5.2%
Liberty Global PLC, Series C(a)	32,637	2,215,726
Walt Disney Co. (The)	66,805	4,218,736
Total		6,434,462
Multiline Retail 2.5%
Dollar Tree, Inc.(a)	59,333	3,016,490
Specialty Retail 5.9%
Monro Muffler Brake, Inc.	27,923	1,341,700
Ross Stores, Inc.	36,231	2,348,131
Tractor Supply Co.	30,067	3,536,180
Total		7,226,011
Textiles, Apparel & Luxury Goods 2.1%
lululemon athletica, Inc.(a)	19,846	1,300,310
Ralph Lauren Corp.	7,109	1,235,117
Total		2,535,427
Total Consumer Discretionary		31,364,652
Consumer Staples 8.8%
Beverages 3.2%
Constellation Brands, Inc., Class A(a)	52,147	2,717,902
Monster Beverage Corp.(a)	18,723	1,137,797
Total		3,855,699
Food Products 4.4%
Green Mountain Coffee Roasters, Inc.(a)	34,350	2,578,311
Mondelez International, Inc., Class A	98,808	2,818,992
Total		5,397,303

Common Stocks (continued)

Issuer	Shares	Value ($)
Household Products 1.2%
Church & Dwight Co., Inc.	24,772	1,528,680
Total Consumer Staples		10,781,682
Energy 2.4%
Energy Equipment & Services 2.4%
Schlumberger Ltd.	40,076	2,871,846
Total Energy		2,871,846
Financials 9.4%
Capital Markets 1.3%
Morgan Stanley	64,082	1,565,523
Commercial Banks 1.5%
City National Corp.	28,755	1,822,204
Diversified Financial Services 4.6%
Citigroup, Inc.	85,166	4,085,413
IntercontinentalExchange, Inc.(a)	8,846	1,572,465
Total		5,657,878
Insurance 0.5%
Brown & Brown, Inc.	20,595	663,983
Real Estate Investment Trusts (REITs) 1.5%
American Tower Corp.	25,169	1,841,616
Total Financials		11,551,204
Health Care 11.9%
Biotechnology 11.9%
Alkermes PLC(a)	70,081	2,009,923
Biogen Idec, Inc.(a)	24,997	5,379,355
BioMarin Pharmaceutical, Inc.(a)	19,770	1,102,968
Gilead Sciences, Inc.(a)	105,914	5,423,856
Incyte Corp., Ltd.(a)	27,957	615,054
Total		14,531,156
Total Health Care		14,531,156
Industrials 20.7%
Aerospace & Defense 4.9%
B/E Aerospace, Inc.(a)	14,459	912,074
Precision Castparts Corp.	17,334	3,917,657
TransDigm Group, Inc.	7,760	1,216,535
Total		6,046,266

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Marsico 21st Century Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Machinery 2.3%
Pentair Ltd.	48,217	2,781,639
Professional Services 4.5%
IHS, Inc., Class A(a)	29,942	3,125,346
Verisk Analytics, Inc., Class A(a)	38,988	2,327,584
Total		5,452,930
Road & Rail 2.9%
Genesee & Wyoming, Inc., Class A(a)	42,111	3,572,697
Trading Companies & Distributors 6.1%
MRC Global, Inc.(a)	95,772	2,645,223
United Rentals, Inc.(a)	40,830	2,037,825
WW Grainger, Inc.	10,972	2,766,919
Total		7,449,967
Total Industrials		25,303,499
Information Technology 14.5%
Internet Software & Services 5.9%
Google, Inc., Class A(a)	4,712	4,148,303
VeriSign, Inc.(a)	33,627	1,501,782
Yahoo!, Inc.(a)	63,093	1,584,265
Total		7,234,350
IT Services 5.9%
Accenture PLC, Class A	25,610	1,842,896
FleetCor Technologies, Inc.(a)	22,412	1,822,096
Mastercard, Inc., Class A	6,175	3,547,537
Total		7,212,529

Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.3%
ASML Holding NV	20,212	1,598,769
Software 1.4%
Salesforce.com, Inc.(a)	43,522	1,661,670
Total Information Technology		17,707,318
Materials 6.7%
Chemicals 6.7%
Ecolab, Inc.	15,482	1,318,911
Monsanto Co.	43,690	4,316,572
Sherwin-Williams Co. (The)	14,395	2,542,157
Total		8,177,640
Total Materials		8,177,640
Total Common Stocks (Cost: $97,744,338)		122,288,997

Money Market Funds 0.2%

Columbia Short-Term Cash Fund, 0.106%(b)(c)	242,672	242,672
Total Money Market Funds (Cost: $242,672)		242,672
Total Investments (Cost: $97,987,010)		122,531,669
Other Assets & Liabilities, Net		(197,195)
Net Assets		122,334,474

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,696,987	36,076,048	(43,530,363)	242,672	2,986	242,672

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Marsico 21st Century Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Marsico 21st Century Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	31,364,652	—	—	31,364,652
Consumer Staples	10,781,682	—	—	10,781,682
Energy	2,871,846	—	—	2,871,846
Financials	11,551,204	—	—	11,551,204
Health Care	14,531,156	—	—	14,531,156
Industrials	25,303,499	—	—	25,303,499
Information Technology	17,707,318	—	—	17,707,318
Materials	8,177,640	—	—	8,177,640
Total Equity Securities	122,288,997	—	—	122,288,997
Other
Money Market Funds	242,672	—	—	242,672
Total Other	242,672	—	—	242,672
Total	122,531,669	—	—	122,531,669

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Marsico 21st Century Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $97,744,338)	$122,288,997
Affiliated issuers (identified cost $242,672)	242,672
Total investments (identified cost $97,987,010)	122,531,669
Receivable for:
Investments sold	1,213,638
Capital shares sold	6,106
Dividends	40,604
Reclaims	256
Expense reimbursement due from Investment Manager	7,013
Total assets	123,799,286
Liabilities
Payable for:
Investments purchased	983,459
Capital shares purchased	284,374
Investment management fees	69,089
Distribution and/or service fees	22,932
Transfer agent fees	5,838
Administration fees	5,838
Compensation of board members	66,805
Other expenses	26,477
Total liabilities	1,464,812
Net assets applicable to outstanding capital stock	$122,334,474
Represented by
Paid-in capital	$107,952,481
Undistributed net investment income	36,623
Accumulated net realized loss	(10,199,235)
Unrealized appreciation (depreciation) on:
Investments	24,544,659
Foreign currency translations	(54)
Total — representing net assets applicable to outstanding capital stock	$122,334,474

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Marsico 21st Century Fund

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

Class 1
Net assets	$7,099,668
Shares outstanding	520,337
Net asset value per share	$13.64
Class 2
Net assets	$115,234,806
Shares outstanding	8,569,921
Net asset value per share	$13.45

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Marsico 21st Century Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$440,714
Dividends — affiliated issuers	2,986
Foreign taxes withheld	(4,210)
Total income	439,490
Expenses:
Investment management fees	447,553
Distribution and/or service fees
Class 2	147,860
Transfer agent fees
Class 1	2,143
Class 2	35,485
Administration fees	50,519
Compensation of board members	13,196
Custodian fees	3,870
Printing and postage fees	16,183
Professional fees	12,214
Other	4,358
Total expenses	733,381
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(72,715)
Total net expenses	660,666
Net investment loss	(221,176)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	13,983,131
Net realized gain	13,983,131
Net change in unrealized appreciation (depreciation) on:
Investments	4,095,945
Foreign currency translations	(3)
Net change in unrealized appreciation (depreciation)	4,095,942
Net realized and unrealized gain	18,079,073
Net increase in net assets resulting from operations	$17,857,897

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Marsico 21st Century Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations
Net investment income (loss)	$(221,176)	$303,565
Net realized gain	13,983,131	9,183,742
Net change in unrealized appreciation (depreciation)	4,095,942	4,497,016
Net increase in net assets resulting from operations	17,857,897	13,984,323
Increase (decrease) in net assets from capital stock activity	(17,318,367)	(19,940,871)
Total increase (decrease) in net assets	539,530	(5,956,548)
Net assets at beginning of period	121,794,944	127,751,492
Net assets at end of period	$122,334,474	$121,794,944
Undistributed net investment income	$36,623	$257,799

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Marsico 21st Century Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	6,953	91,015	13,941	162,670
Redemptions	(68,965)	(914,308)	(233,596)	(2,714,735)
Net decrease	(62,012)	(823,293)	(219,655)	(2,552,065)
Class 2 shares
Subscriptions	134,382	1,699,359	732,605	8,542,629
Redemptions	(1,396,097)	(18,194,433)	(2,237,659)	(25,931,435)
Net decrease	(1,261,715)	(16,495,074)	(1,505,054)	(17,388,806)
Total net decrease	(1,323,727)	(17,318,367)	(1,724,709)	(19,940,871)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Marsico 21st Century Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010		2009		2008
Per share data
Net asset value, beginning of period	$11.84		$10.63	$12.07	$10.28		$8.10		$14.64
Income from investment operations:
Net investment income (loss)	(0.01)		0.05	0.01	(0.03)		0.01		0.02
Net realized and unrealized gain (loss)	1.81		1.16	(1.45)	1.82		2.18		(6.33)
Total from investment operations	1.80		1.21	(1.44)	1.79		2.19		(6.31)
Less distributions to shareholders:
Net investment income	—		—	—	—		(0.01)		—
Net realized gains	—		—	—	—		—		(0.23)
Total distributions to shareholders	—		—	—	—		(0.01)		(0.23)
Net asset value, end of period	$13.64		$11.84	$10.63	$12.07		$10.28		$8.10
Total return	15.20%		11.38%	(11.93%)	17.41	%(a)	27.07%		(43.57%)
Ratios to average net assets(b)(c)
Total gross expenses	0.93	%(d)	1.09%	1.14%	1.11	%(e)	1.11%		1.11%
Total net expenses(f)	0.82	%(d)	0.90%	1.05%	1.05	%(e)(g)	1.06	%(g)	1.10	%(g)
Net investment income (loss)	(0.12	%)(d)	0.45%	0.04%	(0.28%)		0.08%		0.21%
Supplemental data
Net assets, end of period (in thousands)	$7,100		$6,897	$8,527	$11,963		$12,886		$12,887
Portfolio turnover	59%		74%	107%	100%		147%		123%

Notes to Financial Highlights

(a)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Marsico 21st Century Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010		2009		2008
Per share data
Net asset value, beginning of period	$11.69		$10.52	$11.97	$10.22		$8.06		$14.62
Income from investment operations:
Net investment income (loss)	(0.02)		0.03	(0.02)	(0.05)		(0.02)		0.00	(a)
Net realized and unrealized gain (loss)	1.78		1.14	(1.43)	1.80		2.18		(6.33)
Total from investment operations	1.76		1.17	(1.45)	1.75		2.16		(6.33)
Less distributions to shareholders:
Net realized gains	—		—	—	—		—		(0.23)
Total distributions to shareholders	—		—	—	—		—		(0.23)
Net asset value, end of period	$13.45		$11.69	$10.52	$11.97		$10.22		$8.06
Total return	15.06%		11.12%	(12.11%)	17.12	%(b)	26.80%		(43.76%)
Ratios to average net assets(c)(d)
Total gross expenses	1.18	%(e)	1.33%	1.39%	1.36	%(f)	1.36%		1.36%
Total net expenses(g)	1.07	%(e)	1.15%	1.30%	1.30	%(f)(h)	1.31	%(h)	1.35	%(h)
Net investment income (loss)	(0.37	%)(e)	0.22%	(0.19%)	(0.51%)		(0.18%)		0.02%
Supplemental data
Net assets, end of period (in thousands)	$115,235		$114,898	$119,225	$148,493		$143,658		$118,426
Portfolio turnover	59%		74%	107%	100%		147%		123%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Marsico 21st Century Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Marsico 21st Century Fund (the Fund), a series of Columbia Funds Variable Insurance Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains

Semiannual Report 2013

Columbia Variable Portfolio — Marsico 21st Century Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

(losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the

Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts (variable subaccounts or variable accounts) are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the next calculated net asset value after the distribution is paid.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general

Semiannual Report 2013

Columbia Variable Portfolio — Marsico 21st Century Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. Effective January 23, 2013, the investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. Prior to January 23, 2013, the investment management fee was equal to a percentage of the Fund's average daily net assets that declined from 0.74% to 0.55% as the Fund's net assets increased. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 0.71% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to subadvise the assets of the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. Effective January 23, 2013, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. Prior to January 23, 2013, the administration fee was equal to 0.23% of the Fund's average daily net assets. The annualized effective administration fee rate for the six months ended June 30, 2013 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2013, other expenses paid to this company were $892.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges

Semiannual Report 2013

Columbia Variable Portfolio — Marsico 21st Century Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	May 1, 2013 through April 30, 2014	Prior to May 1, 2013
Class 1	0.83%	0.81%
Class 2	1.08	1.06

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2013, the cost of investments for federal income tax purposes was approximately $97,987,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$25,468,000
Unrealized depreciation	(923,000)
Net unrealized appreciation	$24,545,000

The following capital loss carryforward, determined as of December 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	23,191,601

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $72,100,161 and $82,219,479, respectively, for the six months ended June 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2013, one unaffiliated shareholder account owned 92.5% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

Semiannual Report 2013

Columbia Variable Portfolio — Marsico 21st Century Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Note 9. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Consumer Discretionary Risk

The Fund's portfolio managers may invest significantly in issuers operating in the consumer discretionary sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Industrial Sector Risk

The Fund's portfolio managers may invest significantly in issuers operating in the industrials sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013

Columbia Variable Portfolio — Marsico 21st Century Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Marsico 21st Century Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Board took into account its comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Board also recalled the information the CIO provided it identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The

Semiannual Report 2013

Columbia Variable Portfolio — Marsico 21st Century Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Board also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, which is unaffiliated with the Investment Manager, the Board concluded that the services being performed under the Subadvisory Agreement were of an acceptable quality, subject to Columbia Management's ongoing heightened scrutiny of the Subadviser's organization and performance.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser. The Board took into account management's view that the Fund's relative underperformance reflected the interrelationship of market conditions with the particular investment strategies employed by the Marsico team. The Board observed that the Subadviser was subject to Columbia Management's ongoing heightened scrutiny of its performance.

Semiannual Report 2013

Columbia Variable Portfolio — Marsico 21st Century Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that (i) the Funds' standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds' expense cap philosophy of assuring that each Fund's total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2013

This page intentionally left blank.

Semiannual Report 2013

Columbia Variable Portfolio — Marsico 21st Century Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013

Columbia Variable Portfolio — Marsico 21st Century Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1540 D (8/13)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 15, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 15, 2013